Consolidated Statements of Changes in Shareholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2022	$ 28,040,825	$ 56,032,129	$ 6,147	$ (112,633,886)	$ (28,554,785)
Beginning balance, shares at Dec. 31, 2022	551,966,844
Issuance of ordinary shares for settlement of debt and prepaid expenses	$ 375,000				375,000
Issuance of ordinary shares for settlement of debt and prepaid expenses, shares	7,500,000
Issuance of ordinary shares for cash	$ 744,655				744,655
Issuance of ordinary shares for cash, shares	20,000,000
Exercise of warrants	$ 24,000				24,000
Exercise of warrants, shares	12,000,000
Reclassification of additional paid-in capital on exercise of warrants	$ 1,463,321	(1,463,321)
Exercise of stock options	$ 75,000				75,000
Exercise of stock options, shares	5,000,000
Reclassification of additional paid-in capital on exercise of stock options	$ 189,968	(189,968)
Issuance of ordinary shares for nonrecourse notes receivable
Issuance of ordinary shares for nonrecourse notes receivable, shares	36,000,000
Imputed interest		34,431			34,431
Stock options granted as compensation		2,867,049			2,867,049
Exchange difference on translating foreign operations			(6,991)		(6,991)
Net loss for the year				(7,474,514)	(7,474,514)
Ending balance, value at Dec. 31, 2023	$ 30,912,769	57,280,320	(844)	(120,108,400)	(31,916,155)
Ending balance, shares at Dec. 31, 2023	632,466,844
Exercise of warrants	$ 6,000				6,000
Exercise of warrants, shares	3,000,000
Reclassification of additional paid-in capital on exercise of warrants	$ 366,868	(366,868)
Imputed interest		32,510			32,510
Stock options granted and warrants issued as compensation		11,531,440			11,531,440
Net loss for the year				(15,877,514)	(15,877,514)
Ending balance, value at Dec. 31, 2024	$ 31,285,637	68,477,402	(844)	(135,985,914)	(36,223,719)
Ending balance, shares at Dec. 31, 2024	635,466,844
Exercise of warrants	$ 120,000				120,000
Exercise of warrants, shares	10,000,000
Reclassification of additional paid-in capital on exercise of warrants	$ 86,869	(86,869)
Imputed interest		32,509			32,509
Stock options granted and warrants issued as compensation		18,270,373			18,270,373
Net loss for the year				(22,057,792)	(22,057,792)
Ending balance, value at Dec. 31, 2025	$ 31,492,506	$ 86,693,415	$ (844)	$ (158,043,706)	$ (39,858,629)
Ending balance, shares at Dec. 31, 2025	645,466,844